Derivative instruments and hedging activities - Schedule of gains (losses) from derivatives and non-derivatives designated as net investment hedges (Parenthetical) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Derivative Instruments and Hedging Activities [Abstract]
Amount of gain on net investment hedges	¥ 1